8 ACCRUED EXPENSES AND OTHER LIABILITIES: (Tables)	9 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued expense and other liabilities

Description	December 31, 2015	March 31, 2015
Legal fee payable	$338,946	$-
Advances from customers	44,841	-
Tax payable	320,247	405,218
Audit fee payable	21,500	14,000
Emplyvision Inc.	25,000	25,000
Other liabilities	310,784	-
Travelling & conveyance payable	4,010	-
Salaries & wages payable	-	87,525
Insurance payable	-	7,778
Medical insurance payable	-	4,484
Payroll taxes payable	-	22,005
Consultancy fee payable	25,000	-
401 K payable	3,486	-
Total	$1,093,814	$566,010